Consolidated balance sheet - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 9,914,505	R$ 9,018,818
Marketable securities	6,516,323	12,971,547
Trade accounts receivable	6,354,237	9,132,860
Inventories	8,642,882	7,962,324
Recoverable taxes	1,074,377	929,001
Current Tax Assets Income Tax Related	337,663	180,618
Derivative financial instruments	888,004	1,006,427
Advances to suppliers	85,581	92,133
Other assets	665,543	889,232
Total current assets	34,479,115	42,182,960
Non-current assets
Marketable securities	402,442	391,964
Recoverable taxes	1,042,971	1,179,125
Deferred taxes	4,431,946	7,984,015
Derivative financial instruments	3,244,326	2,880,673
Advances to suppliers	2,496,154	2,503,537
Judicial deposits	590,245	487,993
Other assets	125,724	156,880
Biological assets	22,861,555	22,283,001
Investments	1,651,534	1,816,923
Property, plant and equipment	65,005,656	64,986,040
Right of use	5,249,601	5,180,691
Intangible	13,663,616	13,902,303
Total non-current assets	120,765,770	123,753,145
TOTAL ASSETS	155,244,885	165,936,105
Current liabilities
Trade accounts payable	5,669,809	6,033,285
Loans, financing and debentures	3,428,610	10,501,387
Lease liabilities	870,322	872,228
Derivative financial instruments	1,561,094	2,760,273
Taxes payable	282,866	245,353
Current Tax Liabilities Income Tax Related	71,201	118,362
Payroll and charges	702,399	1,232,971
Liabilities for assets acquisitions and subsidiaries	20,877	21,166
Dividends and interest on own capital payable	7,699	2,200,917
Advances from customers	213,338	145,200
Other liabilities	361,676	346,796
Total current liabilities	13,189,891	24,477,938
Non-current liabilities
Loans, financing and debentures	87,613,961	90,934,144
Lease liabilities	5,981,197	6,100,687
Derivative financial instruments	5,570,354	7,694,547
Liabilities for assets acquisitions and subsidiaries	94,547	99,324
Provision for judicial liabilities	2,943,436	2,926,750
Employee benefit plans	730,032	721,560
Deferred taxes		12,596
Share-based compensation plans	361,895	361,974
Advances from customers	74,715	74,715
Other liabilities	149,211	116,295
Total non-current liabilities	103,519,348	109,042,592
TOTAL LIABILITIES	116,709,239	133,520,530
Equity
Share capital	19,235,546	19,235,546
Capital reserves	64,827	60,226
Treasury shares	(1,371,424)	(1,339,197)
Profit reserves	12,978,898	12,978,898
Other reserves	1,133,200	1,348,796
Retained earnings	6,357,219
Controlling shareholders'	38,398,266	32,284,269
Non-controlling interest	137,380	131,306
Total equity	38,535,646	32,415,575
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 155,244,885	R$ 165,936,105